UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-3043

                        Scudder U.S. Treasury Money Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period: 8/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of August 31, 2005  (Unaudited)
----------------------------------------------------------------------------------------------------------


Scudder U.S. Treasury Money Fund

                                                                                  Principal
                                                                                 Amount ($)      Value ($)
                                                                          --------------------------------

----------------------------------------------------------------------------------------------------------
    US Treasury Obligations 25.6%
----------------------------------------------------------------------------------------------------------
US Treasury Bills:
    2.91% *, 9/1/2005                                                          15,000,000    15,000,000
    2.985% *, 9/8/2005                                                         10,000,000     9,994,196
    3.64% *, 2/2/2006                                                           6,000,000     5,906,573
US Treasury Note:
    1.875%, 1/31/2006                                                          12,000,000    11,922,899
    2.375%, 8/15/2006                                                           5,500,000     5,427,535
    2.75%, 6/30/2006                                                            3,000,000     2,976,642
----------------------------------------------------------------------------------------------------------
Total US Treasury Obligations (Cost $51,227,845)                                             51,227,845

----------------------------------------------------------------------------------------------------------
    Repurchase Agreements 74.4%
----------------------------------------------------------------------------------------------------------

Bank of America Securities LLC, 3.52%, dated 8/31/2005, to be repurchased
    at $9,000,880 on 9/1/2005 (a)                                               9,000,000     9,000,000
BNP Paribas, 3.54%, dated 8/31/2005, to be repurchased at $40,003,933 on
    9/1/2005 (b)                                                               40,000,000    40,000,000
Citigroup Global Markets, Inc., 3.48%, dated 8/31/2005, to be repurchased
    at $9,000,870 on 9/1/2005 (c)                                               9,000,000     9,000,000
Credit Suisse First Boston LLC, 3.55%, dated 8/31/2005, to be repurchased
    at $41,004,043 on 9/1/2005 (d)                                             41,000,000    41,000,000
Greenwich Capital Markets, Inc., 3.53%, dated 8/31/2005, to be repurchased
    at $9,000,883 on 9/1/2005 (e)                                               9,000,000     9,000,000
JPMorgan Securities, Inc., 3.4%, dated 8/31/2005, to be repurchased at
 $ 9,000,850 on 9/1/2005 (f)                                                    9,000,000     9,000,000
Merrill Lynch Government Security, Inc., 3.45%, dated 8/10/2005, to be
    repurchased at $13,051,079 on 9/20/2005 (g)                                13,000,000    13,000,000
Morgan Stanley & Co., Inc., 3.54%, dated 8/31/2005, to be repurchased at
    $9,000,885 on 9/1/2005 (h)                                                  9,000,000     9,000,000
State Street Bank & Trust Co., 3.33%, dated 8/31/2005, to be repurchased at
    $521,048 on 9/1/2005 (i)                                                      521,000       521,000
The Goldman Sachs & Co., 3.45%, dated 8/31/2005, to be repurchased at
    $9,000,863 on 9/1/2005 (j)                                                  9,000,000     9,000,000
----------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $148,521,000)                                             148,521,000

                                                                                   % of
                                                                              Net Assets       Value ($)
                                                                          --------------------------------
Total Investment Portfolio (Cost $ 199,748,845)                                 100.0       199,748,845
Other Assets and Liabilities, Net                                                 0.0            26,860
----------------------------------------------------------------------------------------------------------
Net Assets                                                                      100.0       199,775,705

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by $9,181,000 US Treasury Bill, Zero Coupon, maturing on 9/1/2005 with a value of $9,180,174.

(b) Collateralized by $40,040,000 US Treasury Inflation Index Bond, 1.875%, maturing on 7/15/2015 with a value of $40,800,923.

(c) Collateralized by:

    Principal                                          Maturity     Collateral
    Amount ($)        Security             Rate (%)        Date      Value ($)
    --------------------------------------------------------------------------
                                                      2/15/2021-
    17,898,893      US Treasury STRIPS         -      2/15/2028      7,810,188
                                                      2/15/2008-
    2,041,000       US Treasury STRIPS         -      2/15/2021      1,550,088
    --------------------------------------------------------------------------
    Total Collateral Value                                           9,360,276


(d) Collateralized by $39,770,000 US Treasury Notes with various coupon rates from2.375-5.0%, with various maturities from 8/31/2006-2/15/2011 with a value of $41,824,300.

(e) Collateralized by $7,040,000 US Treasury Bond, 6.25%, maturing on 5/15/2030 with a value of $9,185,739.

(f) Collateralized by $9,200,000 US Treasury Bill, Zero Coupon, maturing on 9/22/2005 with a value of $9,181,324.

(g) Collateralized by $22,825,000 US Treasury STRIP, maturing on 5/15/2018 with a value of $13,260,869.

(h) Collateralized by $6,418,000 US Treasury Bond, 9.25%, maturing on 2/15/2016 with a value of $9,181,217.

(i) Collateralized by $530,000 US Treasury Note, 4.125%, maturing on 8/15/2010 with a value of $533,975.

(j) Collateralized by $9,212,000 US Treasury Note, 2.5%, maturing on 5/31/2006 with a value of $9,180,625.

STRIPS: Separate Trading of Registered Interest and Principal Securities

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder U.S. Treasury Money Fund


By:                                 /s/Vincent J. Esposito
                                    ----------------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder U.S. Treasury Money Fund


By:                                 /s/Vincent J. Esposito
                                    ----------------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005



By:                                 /s/Paul Schubert
                                    ----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               October 25, 2005